Note 3 - Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

3.        Fair Value Measurements

The Company recognizes and discloses the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Each level of input has different levels of subjectivity and difficulty involved in determining fair value.

Level 1

Inputs used to measure fair value are unadjusted quoted prices that are available in active markets for the identical assets or liabilities as of the reporting date. Therefore, determining fair value for Level 1 investments generally does not require significant judgment, and the estimation is not difficult.

Level 2

Pricing is provided by third party sources of market information obtained through investment advisors. The Company does not adjust for or apply any additional assumptions or estimates to the pricing information received from its advisors.

Level 3

Inputs used to measure fair value are unobservable inputs that are supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions. The determination of fair value for Level 3 instruments involves the most management judgment and subjectivity.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis as of September 30, 2015 by level within the fair value hierarchy (in thousands):

	Fair Value of Assets and Liabilities as of September 30, 2015
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$6,000	$-	$-	$6,000
Total assets	$6,000	$-	$-	$6,000
Liabilities
	$-	$-		$-
Total liabilities	$-	$-	$-	$-

There were no financial instruments that were measured at fair value on a recurring basis as of December 31, 2014.

The carrying amounts of the Company’s financial assets and liabilities, including cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate fair value because of the short maturity of these instruments. Based on borrowing rates currently available to the Company for loans with similar terms, the carrying value of the note payable approximates fair value.

  3.        Fair Value Measurements

The Company recognizes and discloses the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Each level of input has different levels of subjectivity and difficulty involved in determining fair value.

Level 1

Inputs used to measure fair value are unadjusted quoted prices that are available in active markets for the identical assets or liabilities as of the reporting date. Therefore, determining fair value for Level 1 investments generally does not require significant judgment, and the estimation is not difficult.

Level 2

Pricing is provided by third party sources of market information obtained through investment advisors. The Company does not adjust for or apply any additional assumptions or estimates to the pricing information received from its advisors.

Level 3

Inputs used to measure fair value are unobservable inputs that are supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions. The determination of fair value for Level 3 instruments involves the most management judgment and subjectivity.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The carrying amounts of the Company’s financial assets and liabilities, including cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses as of December 31, 2014 and 2013, approximate fair value because of the short maturity of these instruments. Based on borrowing rates currently available to the Company for loans with similar terms, the carrying value of the notes payable approximates fair value.

The Company does not have any Level 1, Level 2 or Level 3 financial assets. Additionally, the Company does not have any Level 1 or Level 2 liabilities. The Company’s Level 3 liability consists of convertible preferred stock warrant liabilities as of December 31, 2013. The valuation of the warrant liabilities is discussed in Note 10. The warrants were extinguished in connection with the Merger.

For the year ended December 31, 2014, the Company did not have any transfers between Level 1, Level 2 and Level 3.

There were no financial instruments that were measured at fair value on a recurring basis as of December 31, 2014. The following tables set forth the Company’s financial instruments that were measured at fair value on a recurring basis as of December 31, 2013 by level within the fair value hierarchy (in thousands):

	Assets and Liabilities at Fair Value as of December 31, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total
Assets
	$-	$-	$-	$-
Total assets	$-	$-	$-	$-

Liabilities
Preferred stock warrant liabilities	$-	$-	$624	$624
Total liabilities	$-	$-	$624	$624

The change in the fair value of the preferred stock warrant liabilities is summarized below (in thousands):

Fair value as of December 31, 2012	$686
Change in fair value recorded in other income (expense), net	(62)
Fair value as of December 31, 2013	624
Change in fair value recorded in other income (expense), net	(52)
Extinguishment of warrant liabilities pursuant to the Merger Agreement	(572)
Fair value as of December 31, 2014	$-

The following table presents quantitative information about the inputs and valuation methodologies used for our fair value measurements classified in Level 3 of the fair value hierarchy as of December 31, 2013.

	Fair Value as of
	December 31, 2013	Valuation	Unobservable	Range
	(in thousands)	Techniques	Input	(Weighted-Average)

Preferred stock warrant liabilities	$624	Black-Scholes	Preferred series
		option pricing	prices	$0.04	-	$0.44	($0.06)
		model
			Volatility	70.6%	-	84.2%	(76%)

There were no changes in valuation technique from prior periods.